Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets - Parent Company [Member] - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Non-current asset
Investment in subsidiaries	$ 15,380,714	$ 15,544,196
TOTAL ASSETS	15,380,714	15,544,196
LIABILITIES
SHAREHOLDERS’ EQUITY
Common stock value
Additional paid-in capital	19,956,956	18,795,548
Statutory reserve	624,097	624,097
Accumulated deficit	(7,606,597)	(5,334,300)
Accumulated other comprehensive income/(loss)	646,041	(193,368)
TOTAL SHAREHOLDERS’ EQUITY	15,380,714	15,544,196
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	15,380,714	15,544,196
Class A Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Common stock value	1,147,497	1,039,499
Class B Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Common stock value	$ 612,720	$ 612,720